Containers And Fixed Assets - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015 [1]
Property Plant And Equipment [Abstract]
Trading containers	$ 4,363	$ 4,831
Containers held for sale	$ 25,513	$ 43,245

[1]	Certain amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").